N-4	May 01, 2025 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
Entity Central Index Key	0000110698
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2025
Amendment Flag	false
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract
Prospectus:
Fees and Expenses [Text Block]
Fees and Expenses	Location in Statutory Prospectus
Charges For Early Withdrawals	The Contract currently does not include any charges for withdrawals or surrenders from the Contract.	The Contract - Deductions and Expenses - Surrender Charges
Transaction Charges	Aside from the charges for early withdrawals described above and potential premium taxes, there are no charges for Contract Owner transactions.	The Contract - Transactions
Ongoing Fees and Expenses (Annual Charges)
The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Contract data page for information about the specific fees You will pay each year based on the options You have elected.

The Contract -
Deductions and
Expenses -
Mortality and
Expense Risk Fee
(“M&E Fee”)

The Contract -
Deductions and
Expenses - Annual
Maintenance Fee

Additional
Information About
Fees - Annual
Portfolio Company
Expenses

	Annual Fee	Minimum	Maximum
	Base Contract	1.28% of the Account Value	1.28% of the Account Value
	Investment Options (Portfolio Company Fees and Expenses)	0.04% as a percentage of Portfolio Company assets	1.34% as a percentage of Portfolio Company assets
	Optional Benefits Available for an Additional Charge (For a Single Optional Benefit, if Elected)	No optional benefits are available.	No optional benefits are available.
Because Your Contract is customizable, the choices You make affect how much
You will pay. To help You understand the cost of owning Your Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	LOWEST ANNUAL COST:	HIGHEST ANNUAL COST:
	$1,341	$2,638
	Assumes:	Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Portfolio Company fees and
expenses
●No optional benefits
●No sales charges
●No additional purchase payments,
transfers or withdrawals

●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
Portfolio Company fees and
expenses and optional benefits
●No sales charges
●No additional purchase payments,
transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Charges For Early Withdrawals	The Contract currently does not include any charges for withdrawals or surrenders from the Contract.	The Contract - Deductions and Expenses - Surrender Charges

Transaction Charges [Text Block]
Transaction Charges	Aside from the charges for early withdrawals described above and potential premium taxes, there are no charges for Contract Owner transactions.	The Contract - Transactions

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (Annual Charges)
The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Contract data page for information about the specific fees You will pay each year based on the options You have elected.

The Contract -
Deductions and
Expenses -
Mortality and
Expense Risk Fee
(“M&E Fee”)

The Contract -
Deductions and
Expenses - Annual
Maintenance Fee

Additional
Information About
Fees - Annual
Portfolio Company
Expenses

	Annual Fee	Minimum	Maximum
	Base Contract	1.28% of the Account Value	1.28% of the Account Value
	Investment Options (Portfolio Company Fees and Expenses)	0.04% as a percentage of Portfolio Company assets	1.34% as a percentage of Portfolio Company assets
	Optional Benefits Available for an Additional Charge (For a Single Optional Benefit, if Elected)	No optional benefits are available.	No optional benefits are available.
Because Your Contract is customizable, the choices You make affect how much
You will pay. To help You understand the cost of owning Your Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	LOWEST ANNUAL COST:	HIGHEST ANNUAL COST:
	$1,341	$2,638
	Assumes:	Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Portfolio Company fees and
expenses
●No optional benefits
●No sales charges
●No additional purchase payments,
transfers or withdrawals

●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
Portfolio Company fees and
expenses and optional benefits
●No sales charges
●No additional purchase payments,
transfers or withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.28%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.28%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.04%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.34%
Optional Benefits Minimum [Percent]	0.00%
Optional Benefits Maximum [Percent]	0.00%
Lowest Annual Cost [Dollars]	$ 1,341
Highest Annual Cost [Dollars]	$ 2,638
Risks [Table Text Block]
Risks
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract – Risk of Loss
Not a Short-term Investment
This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
The benefits of tax deferral also mean the Contract is more beneficial to investors with a long-time horizon.
Principal Risks of Investing in the Contract – Not a Short-term Investment
Risks Associated with Investment Options
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment
Options available under the Contract (e.g., Portfolio Companies).
Each Investment Option (including any fixed account Investment Option)
will have its own unique risks.
You should review these Investment Options before making an investment decision.
Principal Risks of Investing in the Contract – Risks Associated with Investment Options
Insurance Company Risks
An investment in the Contract is subject to the risks related to Horace Mann
Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://
www.horacemann.com/why-us/a-history-of-financial-strength.
Location in Statutory ProspectusPrincipal Risks of Investing in the Contract – Insurance Company Risks

Investment Restrictions [Text Block]	HMLIC reserves the right to remove or substitute Underlying Funds as Investment Options that are available under the Contract.At any time before the Contract’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, subject to certain restrictions.We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund.If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.
Optional Benefit Restrictions [Text Block]	No optional benefits are available.
Tax Implications [Text Block]	An investor should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract. There is no additional tax benefit to the investor when the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
Investment Professional Compensation [Text Block]	Some investment professionals may receive compensation for selling a contract to investors. This compensation is typically paid in the form of commissions, but the sale of the Contract may also count toward the investment professional’s qualification for receipt of cash and non-cash compensation related to sales incentives or contests. These investment professionals may have a financial incentive to offer or recommend the Contract over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer an investor a new contract in place of the one he or she already owns. That investor should only exchange his or her existing Contract if he or she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him or her to purchase the new Contract rather than continue to own the existing contract.
Item 4. Fee Table [Text Block]	Fees
The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to Your Contract data page for information about the specific fees You will pay each year based on the options You have elected. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender or make withdrawals from the Contract, or transfer Account Value between Investment Options. State premium taxes may also be deducted. Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Deferred Sales Load (or Surrender Charge) (as a percentage of amount surrendered)	None
Exchange Fee	None
The next table describes the fees and expenses that You will pay each year during the time that You own the Contract (not including Portfolio Company fees and expenses). Annual Contract Expenses
Administrative Expenses (1)	$35 (2)
Base Contract Expenses (as a percentage of average Variable Account Value))	1.25%
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average Account Value))	N/A
Loan Interest	8%
(1)We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers. We reserve the right to change the annual maintenance fee for Contracts issued in the future. (2)For Contracts issued on and After May 1, 2019.The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that You may pay periodically during the time that You own the Contract. A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found at the back of this document.
Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.04%	1.34%

Transaction Expenses [Table Text Block]	Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Deferred Sales Load (or Surrender Charge) (as a percentage of amount surrendered)	None
Exchange Fee	None

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses
Administrative Expenses (1)	$35 (2)
Base Contract Expenses (as a percentage of average Variable Account Value))	1.25%
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average Account Value))	N/A
Loan Interest	8%
(1)We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers. We reserve the right to change the annual maintenance fee for Contracts issued in the future. (2)For Contracts issued on and After May 1, 2019.
Administrative Expense, Current [Dollars]	$ 35
Administrative Expense, Footnotes [Text Block]	We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers. We reserve the right to change the annual maintenance fee for Contracts issued in the future. (2)For Contracts issued on and After May 1, 2019.
Base Contract Expense (of Average Account Value), Current [Percent]	1.25%
Annual Portfolio Company Expenses [Table Text Block]
Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.04%	1.34%

Portfolio Company Expenses [Text Block]	(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.04%
Portfolio Company Expenses Maximum [Percent]	1.34%
Surrender Example [Table Text Block]
If You surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$2,638	$8,095	$13,803	$29,248

Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract Risk of Loss—The Contract involves investment risk, including the loss of the principal amount invested. Not a Short-term Investment—The Contract is not suitable as a short-term savings vehicle. It is designed for individuals seeking long-term, tax-deferred accumulation of funds. Purchasing the Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, You should have reasons other than tax deferral to purchase this product. Risks Associated with Investment Options—There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager. Past performance does not guarantee how the Underlying Funds will perform in the future. Your investments in Underlying Funds will fluctuate and You could lose money. Insurance Company Risks—An investment in the Contract is subject to the risks related to Horace Mann Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://www.horacemann.com/why-us/a-history-of-financial-strength. Limitation on Access to Cash Value Through Withdrawals—Unless restricted by the IRC, or the terms of any Qualified Retirement Plan under which Qualified Contracts are issued (if applicable), You may at any time before the Annuity Date surrender Your Contract in whole or withdraw in part for cash. You may have to pay federal income taxes and an additional tax (penalty tax) if You surrender or make a withdrawal from Your Contract. The IRC provides an additional tax (penalty tax) for early distributions under annuity contracts and Qualified Retirement Plans. Values may not be withdrawn from Qualified Contracts, other than traditional IRAs and Roth IRAs except under certain circumstances. Premium payments made on a pre-tax basis through salary reduction (other than amounts designated as Roth contributions), employer amounts, or deductible amounts in the case of traditional IRAs are not subject to current income taxes at the time they are made. Earnings are also not subject to income taxes as they accumulate within the Contract. Except for qualified distributions from Roth-type accounts or after-tax premium payments, Contract benefits will be subject to ordinary income taxes when received in accordance with Section 72 of the IRC. Distributions from Qualified Contracts (other than traditional IRAs or Roth IRAs) may be restricted by the Qualified Retirement Plan and the IRC. Early distributions from Qualified Contracts may be subject to a penalty tax and the IRC also generally requires that distributions from Qualified Contracts (other than Roth IRAs) begin by April 1, following the calendar year in which the Contract Owner reaches age 73. Significant Events—We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect Our ability to conduct business. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability, or willingness, of Our workforce and employees of service providers and third party administrators to perform their job responsibilities. Even if Our workforce and employees of Our service providers and third party administrators were able to work remotely, those remote work arrangements could result in Our business operations being less efficient than under normal circumstances and lead to delays in Our issuing Contracts and processing of other Contract-related transactions, including orders from Contract Owners. Catastrophic events may negatively affect the computer and other systems on which We rely and may interfere with Our ability to receive, pickup and process mail, Our processing of Contract-related transactions, impact Our ability to calculate Contract value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Portfolio Companies invest, which may cause the Portfolio Companies underlying Your Contract to lose value. There can be no assurance that We, the Portfolio Companies or Our service providers will avoid losses affecting Your Contract due to a natural disaster or catastrophe.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract
The following table summarizes information about the benefits available under the Contract.
Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death Benefit
If You die before the
Annuity Date and
while the Contract is in
force, pays Your
designated
beneficiaries the
greater of: (1) the
Account Value; or (2)
the Net Premium paid,
less an adjustment for
any withdrawals and a
reduction for any
outstanding loan
balance.
		Standard	None	None
Portfolio Rebalancing	Automatically rebalances the Investment Options You select (either quarterly, semiannually or annually) to maintain Your chosen mix of Investment Options.	Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
Dollar Cost Averaging	Automatically transfers a specific amount of money from the Investment Options You have selected, at set intervals over a specific period of time.	Standard	None	Cannot use with the portfolio rebalancing option. Only available during the accumulation phase. Subject to portfolio restrictions.
Systematic Withdrawals	Automatically withdraws money	Standard	None	Cannot use with the dollar cost averaging
Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
	(either monthly, quarterly, semi- annually or annually) from the Investment Options You select. The amount of the withdrawals are determined by the systematic withdrawal option You select.			option. Only available during the accumulation phase. Subject to portfolio restrictions.
Buying the Contract
How Do I Purchase the Personal Retirement Planner Qualified Variable Annuity Contract? To purchase a Contract, You must complete an application bearing all requested signatures and a client profile form, in those instances when the purchase of this product was the result of a recommendation. For 457(b) and 401(a) Contracts the employer will purchase the Contract on behalf of the employee, but the employee will be required to complete an application and client profile form in those instances, when the purchase of this product was the result of a recommendation. How Much Can I Contribute and How are My Contributions Invested? Your premium payments will be invested in the Investment Options that You choose.
Qualified Policies (Purchased using pre-tax dollars)
Minimum Initial Annual Premium	$300 annually
Minimum Subsequent Annual Premiums	$300 annually
Maximum Subsequent Premiums (per Contract Year after 1st Contract Anniversary)	As permitted by IRS regulations
Maximum Total Premiums	$1,000,000 without Our prior approval
After Your initial premium payment, You are not required to make any additional premium payments under Your Contract. When Will Any Premium Payments that I Make be Credited to My Account? Net Premium payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value determined on the Valuation Date following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). The minimum premium payment for the Contract is $25 per month or $300 per year. HMLIC limits the maximum cumulative premium to $1 million without Our prior approval. After the first Contract Year, We reserve the right to limit premium payments to a maximum of $30,000 each Contract Year. If a registered representative recommended and completed the application and associated forms, the appropriate broker-dealer has approved the suitability and best interest of the sale, Your application is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Contract within two business days of its receipt, and credit Your initial Net Premium to Your Contract. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the applicant. Allocation of Net Premiums—When You complete Your application, You will give Us instructions on how to allocate Your Net Premium payments among the fixed account and/or the available Subaccounts. The amount You direct to a particular Subaccount or to the fixed account must be in whole number percentages from 5% to 100% of the Net Premium payment. If You make additional premium payments, We will allocate the Net Premiums in the same manner as Your initial Net Premium payment. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form. Premium payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Your premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Portfolio Company, expenses and the deduction of certain charges under the Contract. Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your premium payment at or after 3:00 p.m. Central Time (or at or after the close of the NYSE if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
Benefits Available [Table Text Block]
Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death Benefit
If You die before the
Annuity Date and
while the Contract is in
force, pays Your
designated
beneficiaries the
greater of: (1) the
Account Value; or (2)
the Net Premium paid,
less an adjustment for
any withdrawals and a
reduction for any
outstanding loan
balance.
		Standard	None	None
Portfolio Rebalancing	Automatically rebalances the Investment Options You select (either quarterly, semiannually or annually) to maintain Your chosen mix of Investment Options.	Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
Dollar Cost Averaging	Automatically transfers a specific amount of money from the Investment Options You have selected, at set intervals over a specific period of time.	Standard	None	Cannot use with the portfolio rebalancing option. Only available during the accumulation phase. Subject to portfolio restrictions.
Systematic Withdrawals	Automatically withdraws money	Standard	None	Cannot use with the dollar cost averaging
Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
	(either monthly, quarterly, semi- annually or annually) from the Investment Options You select. The amount of the withdrawals are determined by the systematic withdrawal option You select.			option. Only available during the accumulation phase. Subject to portfolio restrictions.

Name of Benefit [Text Block]	Name of benefit
Purpose of Benefit [Text Block]	Purpose
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Name of benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A: Portfolio Companies Available Under the Contract
The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/PRPQ. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com. The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1-year	5-year	10-year
Lifecycle/Target Date Funds	Vanguard® Retirement Income Fund / The Vanguard Group, Inc.	0.08%	6.58%	3.58%	4.19%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2020 Fund / The Vanguard Group, Inc.	0.08%	7.75%	4.75%	5.58%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2025 Fund / The Vanguard Group, Inc.	0.08%	9.44%	5.66%	6.32%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2030 Fund / The Vanguard Group, Inc.	0.08%	10.64%	6.44%	6.92%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2035 Fund / The Vanguard Group, Inc.	0.08%	11.78%	7.20%	7.51%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2040 Fund / The Vanguard Group, Inc.	0.08%	12.88%	7.97%	8.08%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2045 Fund / The Vanguard Group, Inc.	0.08%	12.85%	11.03%	8.48%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2050 Fund / The Vanguard Group, Inc.	0.08%	14.64%	9.03%	8.72%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2055 Fund / The Vanguard Group, Inc	0.08%	14.64%	9.02%	8.70%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2060 Fund / The Vanguard Group, Inc.	0.08%	14.63%	9.02%	8.70%
Large Value	T Rowe Price Equity Income Fund — Investor Class / T Rowe Price Associates, Inc.	0.67%	11.88%	8.60%	8.42%
Large Blend	Vanguard® 500 Index Admiral Shares / The Vanguard Group, Inc.	0.04%	24.97%	14.48%	13.06%
Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1-year	5-year	10-year
Large Growth	Putnam VT Sustainable Leaders IA / (Advisor) Putnam Investment Management, LLC. / (Subadvisers) Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	0.63%	23.33%	14.00%	13.78%
Large Growth	T Rowe Price Growth Stock Fund — Investor Class / T Rowe Price Associates, Inc.	0.65%	29.59%	13.12%	13.67%
Mid Value	Vanguard® Selected Value / The Vanguard Group, Inc.	0.42%	7.18%	10.95%	8.86%
Mid Blend	Vanguard® Extended Market Index Admiral Shares / The Vanguard Group, Inc.	0.05%	16.91%	9.89%	9.45%
Mid Growth	Janus Henderson Enterprise Portfolio Instl / Janus Capital Management LLC.	0.72%	15.61%	9.88%	12.40%
Mid Growth	T Rowe Price New Horizons Fund – Investor Class(4) / T Rowe Price Associates, Inc.	0.79%	3.86%	6.56%	11.29%
Mid Growth	Vanguard® Mid-Cap Growth Fund(3) / The Vanguard Group, Inc.	0.33%	17.81%	8.40%	8.91%
Small Value	T Rowe Price Small-Cap Value Fund — Investor Class / T Rowe Price Associates, Inc.	0.77%	10.93%	7.45%	8.31%
Small Blend	Vanguard® Small Cap Index Admiral Shares / The Vanguard Group, Inc.	0.05%	14.23%	9.30%	9.09%
Small Growth	MFS VIT New Discovery Series Initial Class(4) / Massachusetts Financial Services Company	0.87%	6.72%	4.96%	9.19%
Small Growth	Neuberger Berman Genesis Fund Advisor Class / Neuberger Berman Investment Advisers, LLC	1.34%	15.48%	12.15%	8.46%
International Stock - Developed Markets	American Funds IS International Growth and Income 1 / Capital Research and Management CompanySM	0.56%	3.64%	2.79%	4.25%
International Stock - Developed Markets	T Rowe Price Overseas Stock Fund — Investor Class / T Rowe Price Associates, Inc.	0.79%	2.90%	4.41%	5.14%
International Stock - Developed Markets	Vanguard® Developed Markets Index — Admiral Shares / The Vanguard Group, Inc.	0.05%	3.04%	4.76%	5.47%
Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1-year	5-year	10-year
International Stock - Emerging Markets	T Rowe Price Emerging Markets Stock Fund — Investor Class / T Rowe Price Associates, Inc.	1.22%	-1.72%	-4.13%	1.96%
International Stock - Emerging Markets	Vanguard® Emerging Markets Stock Index Admiral Share / The Vanguard Group, Inc.	0.13%	10.95%	2.98%	3.99%
Real Estate	T Rowe Price Global Real Estate — Investor Class / T Rowe Price Associates, Inc.	0.95%	1.15%	0.58%	2.82%
Real Estate	Vanguard® Real Estate Index Fund Admiral Shares / The Vanguard Group, Inc.	0.13%	4.92%	2.99%	5.06%
Technology	Janus Henderson Global Technology and Innovation Fund Class I / Janus Capital Management LLC.	0.73%	32.10%	18.09%	19.34%
Intermediate-Term Bond	American Funds IS US Government Securities 1 / Capital Research and Management CompanySM	0.25%	0.99%	0.39%	1.36%
Intermediate-Term Bond	Fidelity VIP Investment Grade Bond Initial Class / Fidelity Management & Research Co.	0.38%	1.79%	0.46%	1.93%
Intermediate-Term Bond	T Rowe Price New Income Fund — Investor Class(2) / T Rowe Price Associates, Inc.	0.44%	1.30%	-0.91%	1.04%
Intermediate-Term Bond	Vanguard® Total Bond Market Index Admiral Shares / The Vanguard Group, Inc.	0.04%	1.24%	-0.32%	1.33%
Global Bond	T Rowe Price International Bond Fund — Investor Class(1) / T Rowe Price Associates, Inc.	0.67%	-5.12%	-3.47%	-0.73%
Global Bond	Vanguard® VIF Global Bond Index / The Vanguard Group, Inc.	0.13%	2.03%	-0.23%
Multi-Sector Bond	T Rowe Price Spectrum Income Fund — Investor Class / T Rowe Price Associates, Inc.	0.61%	4.02%	1.77%	3.01%
High Yield Bond	Vanguard® High-Yield Corporate Fund Admiral Shares / The Vanguard Group, Inc.	0.12%	6.39%	3.43%	4.60%
Short-Term Bond	Vanguard® VIF Short-Term Investment Grade Bond / The Vanguard Group, Inc.	0.14%	4.89%	1.97%	2.24%
Balanced	Calvert VP SRI Balanced I / Calvert Research and Management.	0.64%	19.61%	9.41%	8.41%
Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1-year	5-year	10-year
Money Market	Vanguard® Federal Money Market Fund (available August 1, 2016) / The Vanguard Group, Inc.	0.11%	5.23%	2.44%	1.72%
*These expenses reflect temporary fee reductions. The details about these waivers can be found in the Portfolio Company prospectus at dfinview.com/HoraceMann/TAHD/PRPQ(1)On and after May 1, 2019, Contract Owners may not begin or increase premium payment allocations or make new transfers to the Portfolio Companies. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Portfolio Companies, they may continue the program(s), but may not begin or increase allocations. (2)On and after May 1, 2021, Contract Owners may not begin or increase premium payment allocations or make new transfers to the Portfolio Company. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Portfolio Company, they may continue the program(s), but may not begin or increase allocations to the Portfolio Company. (3)On and after May 1, 2022, Contract Owners may not begin or increase premium payment allocations or make new transfers to the Portfolio Company. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Portfolio Company, they may continue the programs(s), but may not begin or increase allocations to the Portfolio Company. (4)On and after May 1, 2025, Contract Owners may not begin or increase premium payment allocations or make new transfers to the Portfolio Company. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Portfolio Company, they may continue the programs(s), but may not begin or increase allocations to the Portfolio Company.
Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/PRPQ. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com. The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1-year	5-year	10-year
Lifecycle/Target Date Funds	Vanguard® Retirement Income Fund / The Vanguard Group, Inc.	0.08%	6.58%	3.58%	4.19%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2020 Fund / The Vanguard Group, Inc.	0.08%	7.75%	4.75%	5.58%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2025 Fund / The Vanguard Group, Inc.	0.08%	9.44%	5.66%	6.32%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2030 Fund / The Vanguard Group, Inc.	0.08%	10.64%	6.44%	6.92%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2035 Fund / The Vanguard Group, Inc.	0.08%	11.78%	7.20%	7.51%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2040 Fund / The Vanguard Group, Inc.	0.08%	12.88%	7.97%	8.08%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2045 Fund / The Vanguard Group, Inc.	0.08%	12.85%	11.03%	8.48%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2050 Fund / The Vanguard Group, Inc.	0.08%	14.64%	9.03%	8.72%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2055 Fund / The Vanguard Group, Inc	0.08%	14.64%	9.02%	8.70%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2060 Fund / The Vanguard Group, Inc.	0.08%	14.63%	9.02%	8.70%
Large Value	T Rowe Price Equity Income Fund — Investor Class / T Rowe Price Associates, Inc.	0.67%	11.88%	8.60%	8.42%
Large Blend	Vanguard® 500 Index Admiral Shares / The Vanguard Group, Inc.	0.04%	24.97%	14.48%	13.06%
Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1-year	5-year	10-year
Large Growth	Putnam VT Sustainable Leaders IA / (Advisor) Putnam Investment Management, LLC. / (Subadvisers) Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	0.63%	23.33%	14.00%	13.78%
Large Growth	T Rowe Price Growth Stock Fund — Investor Class / T Rowe Price Associates, Inc.	0.65%	29.59%	13.12%	13.67%
Mid Value	Vanguard® Selected Value / The Vanguard Group, Inc.	0.42%	7.18%	10.95%	8.86%
Mid Blend	Vanguard® Extended Market Index Admiral Shares / The Vanguard Group, Inc.	0.05%	16.91%	9.89%	9.45%
Mid Growth	Janus Henderson Enterprise Portfolio Instl / Janus Capital Management LLC.	0.72%	15.61%	9.88%	12.40%
Mid Growth	T Rowe Price New Horizons Fund – Investor Class(4) / T Rowe Price Associates, Inc.	0.79%	3.86%	6.56%	11.29%
Mid Growth	Vanguard® Mid-Cap Growth Fund(3) / The Vanguard Group, Inc.	0.33%	17.81%	8.40%	8.91%
Small Value	T Rowe Price Small-Cap Value Fund — Investor Class / T Rowe Price Associates, Inc.	0.77%	10.93%	7.45%	8.31%
Small Blend	Vanguard® Small Cap Index Admiral Shares / The Vanguard Group, Inc.	0.05%	14.23%	9.30%	9.09%
Small Growth	MFS VIT New Discovery Series Initial Class(4) / Massachusetts Financial Services Company	0.87%	6.72%	4.96%	9.19%
Small Growth	Neuberger Berman Genesis Fund Advisor Class / Neuberger Berman Investment Advisers, LLC	1.34%	15.48%	12.15%	8.46%
International Stock - Developed Markets	American Funds IS International Growth and Income 1 / Capital Research and Management CompanySM	0.56%	3.64%	2.79%	4.25%
International Stock - Developed Markets	T Rowe Price Overseas Stock Fund — Investor Class / T Rowe Price Associates, Inc.	0.79%	2.90%	4.41%	5.14%
International Stock - Developed Markets	Vanguard® Developed Markets Index — Admiral Shares / The Vanguard Group, Inc.	0.05%	3.04%	4.76%	5.47%
Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1-year	5-year	10-year
International Stock - Emerging Markets	T Rowe Price Emerging Markets Stock Fund — Investor Class / T Rowe Price Associates, Inc.	1.22%	-1.72%	-4.13%	1.96%
International Stock - Emerging Markets	Vanguard® Emerging Markets Stock Index Admiral Share / The Vanguard Group, Inc.	0.13%	10.95%	2.98%	3.99%
Real Estate	T Rowe Price Global Real Estate — Investor Class / T Rowe Price Associates, Inc.	0.95%	1.15%	0.58%	2.82%
Real Estate	Vanguard® Real Estate Index Fund Admiral Shares / The Vanguard Group, Inc.	0.13%	4.92%	2.99%	5.06%
Technology	Janus Henderson Global Technology and Innovation Fund Class I / Janus Capital Management LLC.	0.73%	32.10%	18.09%	19.34%
Intermediate-Term Bond	American Funds IS US Government Securities 1 / Capital Research and Management CompanySM	0.25%	0.99%	0.39%	1.36%
Intermediate-Term Bond	Fidelity VIP Investment Grade Bond Initial Class / Fidelity Management & Research Co.	0.38%	1.79%	0.46%	1.93%
Intermediate-Term Bond	T Rowe Price New Income Fund — Investor Class(2) / T Rowe Price Associates, Inc.	0.44%	1.30%	-0.91%	1.04%
Intermediate-Term Bond	Vanguard® Total Bond Market Index Admiral Shares / The Vanguard Group, Inc.	0.04%	1.24%	-0.32%	1.33%
Global Bond	T Rowe Price International Bond Fund — Investor Class(1) / T Rowe Price Associates, Inc.	0.67%	-5.12%	-3.47%	-0.73%
Global Bond	Vanguard® VIF Global Bond Index / The Vanguard Group, Inc.	0.13%	2.03%	-0.23%
Multi-Sector Bond	T Rowe Price Spectrum Income Fund — Investor Class / T Rowe Price Associates, Inc.	0.61%	4.02%	1.77%	3.01%
High Yield Bond	Vanguard® High-Yield Corporate Fund Admiral Shares / The Vanguard Group, Inc.	0.12%	6.39%	3.43%	4.60%
Short-Term Bond	Vanguard® VIF Short-Term Investment Grade Bond / The Vanguard Group, Inc.	0.14%	4.89%	1.97%	2.24%
Balanced	Calvert VP SRI Balanced I / Calvert Research and Management.	0.64%	19.61%	9.41%	8.41%
Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1-year	5-year	10-year
Money Market	Vanguard® Federal Money Market Fund (available August 1, 2016) / The Vanguard Group, Inc.	0.11%	5.23%	2.44%	1.72%

Portfolio Company Objective [Text Block]	Type of Fund
Temporary Fee Reductions, Current Expenses [Text Block]	These expenses reflect temporary fee reductions. The details about these waivers can be found in the Portfolio Company prospectus at dfinview.com/HoraceMann/TAHD/PRPQ
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract (e.g., Portfolio Companies).Each Investment Option (including any fixed account Investment Option) will have its own unique risks.You should review these Investment Options before making an investment decision.
Principal Risk [Text Block]	Risks Associated with Investment Options—There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager. Past performance does not guarantee how the Underlying Funds will perform in the future. Your investments in Underlying Funds will fluctuate and You could lose money.
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | PremiumBonusRiskMember
Prospectus:
Principal Risk [Text Block]
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | LimitationonAccesstoCashValueThroughWithdrawalsMember
Prospectus:
Principal Risk [Text Block]	Limitation on Access to Cash Value Through Withdrawals—Unless restricted by the IRC, or the terms of any Qualified Retirement Plan under which Qualified Contracts are issued (if applicable), You may at any time before the Annuity Date surrender Your Contract in whole or withdraw in part for cash. You may have to pay federal income taxes and an additional tax (penalty tax) if You surrender or make a withdrawal from Your Contract. The IRC provides an additional tax (penalty tax) for early distributions under annuity contracts and Qualified Retirement Plans. Values may not be withdrawn from Qualified Contracts, other than traditional IRAs and Roth IRAs except under certain circumstances. Premium payments made on a pre-tax basis through salary reduction (other than amounts designated as Roth contributions), employer amounts, or deductible amounts in the case of traditional IRAs are not subject to current income taxes at the time they are made. Earnings are also not subject to income taxes as they accumulate within the Contract. Except for qualified distributions from Roth-type accounts or after-tax premium payments, Contract benefits will be subject to ordinary income taxes when received in accordance with Section 72 of the IRC. Distributions from Qualified Contracts (other than traditional IRAs or Roth IRAs) may be restricted by the Qualified Retirement Plan and the IRC. Early distributions from Qualified Contracts may be subject to a penalty tax and the IRC also generally requires that distributions from Qualified Contracts (other than Roth IRAs) begin by April 1, following the calendar year in which the Contract Owner reaches age 73.
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | SignificantEventsMember
Prospectus:
Principal Risk [Text Block]	Significant Events—We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect Our ability to conduct business. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability, or willingness, of Our workforce and employees of service providers and third party administrators to perform their job responsibilities. Even if Our workforce and employees of Our service providers and third party administrators were able to work remotely, those remote work arrangements could result in Our business operations being less efficient than under normal circumstances and lead to delays in Our issuing Contracts and processing of other Contract-related transactions, including orders from Contract Owners. Catastrophic events may negatively affect the computer and other systems on which We rely and may interfere with Our ability to receive, pickup and process mail, Our processing of Contract-related transactions, impact Our ability to calculate Contract value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Portfolio Companies invest, which may cause the Portfolio Companies underlying Your Contract to lose value. There can be no assurance that We, the Portfolio Companies or Our service providers will avoid losses affecting Your Contract due to a natural disaster or catastrophe.
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal.
Principal Risk [Text Block]	Risk of Loss—The Contract involves investment risk, including the loss of the principal amount invested.
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.The benefits of tax deferral also mean the Contract is more beneficial to investors with a long-time horizon.
Principal Risk [Text Block]	Not a Short-term Investment—The Contract is not suitable as a short-term savings vehicle. It is designed for individuals seeking long-term, tax-deferred accumulation of funds. Purchasing the Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, You should have reasons other than tax deferral to purchase this product.
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to Horace Mann Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://www.horacemann.com/why-us/a-history-of-financial-strength.
Principal Risk [Text Block]	Insurance Company Risks—An investment in the Contract is subject to the risks related to Horace Mann Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://www.horacemann.com/why-us/a-history-of-financial-strength.
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | VanguardTargetRetirementIncomeFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Lifecycle/Target Date Funds
Portfolio Company Name [Text Block]	Vanguard® Retirement Income Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	6.58%
Average Annual Total Returns, 5 Years [Percent]	3.58%
Average Annual Total Returns, 10 Years [Percent]	4.19%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | VanguardTargetRetirement2020FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Lifecycle/Target Date Funds
Portfolio Company Name [Text Block]	Vanguard® Target Retirement 2020 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	7.75%
Average Annual Total Returns, 5 Years [Percent]	4.75%
Average Annual Total Returns, 10 Years [Percent]	5.58%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | VanguardTargetRetirement2025FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Lifecycle/Target Date Funds
Portfolio Company Name [Text Block]	Vanguard® Target Retirement 2025 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	9.44%
Average Annual Total Returns, 5 Years [Percent]	5.66%
Average Annual Total Returns, 10 Years [Percent]	6.32%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | VanguardTargetRetirement2030FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Lifecycle/Target Date Funds
Portfolio Company Name [Text Block]	Vanguard® Target Retirement 2030 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	10.64%
Average Annual Total Returns, 5 Years [Percent]	6.44%
Average Annual Total Returns, 10 Years [Percent]	6.92%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | VanguardTargetRetirement2035FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Lifecycle/Target Date Funds
Portfolio Company Name [Text Block]	Vanguard® Target Retirement 2035 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	11.78%
Average Annual Total Returns, 5 Years [Percent]	7.20%
Average Annual Total Returns, 10 Years [Percent]	7.51%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | VanguardTargetRetirement2040FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Lifecycle/Target Date Funds
Portfolio Company Name [Text Block]	Vanguard® Target Retirement 2040 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	12.88%
Average Annual Total Returns, 5 Years [Percent]	7.97%
Average Annual Total Returns, 10 Years [Percent]	8.08%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | VanguardTargetRetirement2045FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Lifecycle/Target Date Funds
Portfolio Company Name [Text Block]	Vanguard® Target Retirement 2045 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	12.85%
Average Annual Total Returns, 5 Years [Percent]	11.03%
Average Annual Total Returns, 10 Years [Percent]	8.48%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | VanguardTargetRetirement2050FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Lifecycle/Target Date Funds
Portfolio Company Name [Text Block]	Vanguard® Target Retirement 2050 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	14.64%
Average Annual Total Returns, 5 Years [Percent]	9.03%
Average Annual Total Returns, 10 Years [Percent]	8.72%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | VanguardTargetRetirement2055FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Lifecycle/Target Date Funds
Portfolio Company Name [Text Block]	Vanguard® Target Retirement 2055 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	14.64%
Average Annual Total Returns, 5 Years [Percent]	9.02%
Average Annual Total Returns, 10 Years [Percent]	8.70%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | VanguardTargetRetirement2060FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Lifecycle/Target Date Funds
Portfolio Company Name [Text Block]	Vanguard® Target Retirement 2060 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	14.63%
Average Annual Total Returns, 5 Years [Percent]	9.02%
Average Annual Total Returns, 10 Years [Percent]	8.70%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | TRowePriceEquityIncomeFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Value
Portfolio Company Name [Text Block]	T Rowe Price Equity Income Fund — Investor Class
Portfolio Company Adviser [Text Block]	T Rowe Price Associates, Inc.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	11.88%
Average Annual Total Returns, 5 Years [Percent]	8.60%
Average Annual Total Returns, 10 Years [Percent]	8.42%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | Vanguard500IndexAdmiralSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	Vanguard® 500 Index Admiral Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	24.97%
Average Annual Total Returns, 5 Years [Percent]	14.48%
Average Annual Total Returns, 10 Years [Percent]	13.06%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | PutnamVTSustainableLeadersIAMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Growth
Portfolio Company Name [Text Block]	Putnam VT Sustainable Leaders IA
Portfolio Company Adviser [Text Block]	(Advisor) Putnam Investment Management, LLC.
Portfolio Company Subadviser [Text Block]	(Subadvisers) Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	23.33%
Average Annual Total Returns, 5 Years [Percent]	14.00%
Average Annual Total Returns, 10 Years [Percent]	13.78%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | TRowePriceGrowthStockFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Growth
Portfolio Company Name [Text Block]	T Rowe Price Growth Stock Fund — Investor Class
Portfolio Company Adviser [Text Block]	T Rowe Price Associates, Inc.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	29.59%
Average Annual Total Returns, 5 Years [Percent]	13.12%
Average Annual Total Returns, 10 Years [Percent]	13.67%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | VanguardSelectedValueMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Value
Portfolio Company Name [Text Block]	Vanguard® Selected Value
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	7.18%
Average Annual Total Returns, 5 Years [Percent]	10.95%
Average Annual Total Returns, 10 Years [Percent]	8.86%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | VanguardExtendedMarketIndexAdmiralSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Blend
Portfolio Company Name [Text Block]	Vanguard® Extended Market Index Admiral Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	16.91%
Average Annual Total Returns, 5 Years [Percent]	9.89%
Average Annual Total Returns, 10 Years [Percent]	9.45%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | JanusHendersonEnterprisePortfolioInstlMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Growth
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Portfolio Instl
Portfolio Company Adviser [Text Block]	Janus Capital Management LLC.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	15.61%
Average Annual Total Returns, 5 Years [Percent]	9.88%
Average Annual Total Returns, 10 Years [Percent]	12.40%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | TRowePriceNewHorizonsFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Growth
Portfolio Company Name [Text Block]	T Rowe Price New Horizons Fund – Investor Class
Portfolio Company Adviser [Text Block]	T Rowe Price Associates, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	3.86%
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	11.29%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | VanguardMidCapGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Growth
Portfolio Company Name [Text Block]	Vanguard® Mid-Cap Growth Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	17.81%
Average Annual Total Returns, 5 Years [Percent]	8.40%
Average Annual Total Returns, 10 Years [Percent]	8.91%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | TRowePriceSmallCapValueFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Value
Portfolio Company Name [Text Block]	T Rowe Price Small-Cap Value Fund — Investor Class
Portfolio Company Adviser [Text Block]	T Rowe Price Associates, Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	10.93%
Average Annual Total Returns, 5 Years [Percent]	7.45%
Average Annual Total Returns, 10 Years [Percent]	8.31%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | VanguardSmallCapIndexAdmiralSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Blend
Portfolio Company Name [Text Block]	Vanguard® Small Cap Index Admiral Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	14.23%
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]	9.09%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | MFSVITNewDiscoveryInitialMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Growth
Portfolio Company Name [Text Block]	MFS VIT New Discovery Series Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	6.72%
Average Annual Total Returns, 5 Years [Percent]	4.96%
Average Annual Total Returns, 10 Years [Percent]	9.19%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | NeubergerBermanGenesisFundAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Growth
Portfolio Company Name [Text Block]	Neuberger Berman Genesis Fund Advisor Class
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers, LLC
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	15.48%
Average Annual Total Returns, 5 Years [Percent]	12.15%
Average Annual Total Returns, 10 Years [Percent]	8.46%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | AmericanFundsISInternationalGrowthandIncome1Member
Prospectus:
Portfolio Company Objective [Text Block]	International Stock - Developed Markets
Portfolio Company Name [Text Block]	American Funds IS International Growth and Income 1
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	3.64%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	4.25%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | TRowePriceOverseasStockFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	International Stock - Developed Markets
Portfolio Company Name [Text Block]	T Rowe Price Overseas Stock Fund — Investor Class
Portfolio Company Adviser [Text Block]	T Rowe Price Associates, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	2.90%
Average Annual Total Returns, 5 Years [Percent]	4.41%
Average Annual Total Returns, 10 Years [Percent]	5.14%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | VanguardDevelopedMarketsIndexAdmiralSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	International Stock - Developed Markets
Portfolio Company Name [Text Block]	Vanguard® Developed Markets Index — Admiral Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	3.04%
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	5.47%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | TRowePriceEmergingMarketsStockFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	International Stock - Emerging Markets
Portfolio Company Name [Text Block]	T Rowe Price Emerging Markets Stock Fund — Investor Class
Portfolio Company Adviser [Text Block]	T Rowe Price Associates, Inc.
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	(1.72%)
Average Annual Total Returns, 5 Years [Percent]	(4.13%)
Average Annual Total Returns, 10 Years [Percent]	1.96%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | VanguardEmergingMarketsStockIndexAdmiralSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	International Stock - Emerging Markets
Portfolio Company Name [Text Block]	Vanguard® Emerging Markets Stock Index Admiral Share
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	10.95%
Average Annual Total Returns, 5 Years [Percent]	2.98%
Average Annual Total Returns, 10 Years [Percent]	3.99%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | TRowePriceGlobalRealEstateInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Real Estate
Portfolio Company Name [Text Block]	T Rowe Price Global Real Estate — Investor Class
Portfolio Company Adviser [Text Block]	T Rowe Price Associates, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	1.15%
Average Annual Total Returns, 5 Years [Percent]	0.58%
Average Annual Total Returns, 10 Years [Percent]	2.82%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | JanusHendersonGlobalTechnologyandInnovationFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Real Estate
Portfolio Company Name [Text Block]	Janus Henderson Global Technology and Innovation Fund Class I
Portfolio Company Adviser [Text Block]	Janus Capital Management LLC.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	4.92%
Average Annual Total Returns, 5 Years [Percent]	2.99%
Average Annual Total Returns, 10 Years [Percent]	5.06%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | VanguardREITIndexFundAdmiralSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Technology
Portfolio Company Name [Text Block]	Vanguard® Real Estate Index Fund Admiral Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	32.10%
Average Annual Total Returns, 5 Years [Percent]	18.09%
Average Annual Total Returns, 10 Years [Percent]	19.34%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | AmericanFundsISUSGovernmentSecurities1Member
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate-Term Bond
Portfolio Company Name [Text Block]	American Funds IS US Government Securities 1
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	0.99%
Average Annual Total Returns, 5 Years [Percent]	0.39%
Average Annual Total Returns, 10 Years [Percent]	1.36%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | FidelityVIPInvestmentGradeBondInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate-Term Bond
Portfolio Company Name [Text Block]	Fidelity VIP Investment Grade Bond Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Co.
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	1.79%
Average Annual Total Returns, 5 Years [Percent]	0.46%
Average Annual Total Returns, 10 Years [Percent]	1.93%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | TRowePriceNewIncomeFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate-Term Bond
Portfolio Company Name [Text Block]	T Rowe Price New Income Fund — Investor Class
Portfolio Company Adviser [Text Block]	T Rowe Price Associates, Inc.
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	1.30%
Average Annual Total Returns, 5 Years [Percent]	(0.91%)
Average Annual Total Returns, 10 Years [Percent]	1.04%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | VanguardTotalBondMarketIndexAdmiralSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate-Term Bond
Portfolio Company Name [Text Block]	Vanguard® Total Bond Market Index Admiral Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	1.24%
Average Annual Total Returns, 5 Years [Percent]	(0.32%)
Average Annual Total Returns, 10 Years [Percent]	1.33%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | TRowePriceInternationalBondFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Bond
Portfolio Company Name [Text Block]	T Rowe Price International Bond Fund — Investor Class
Portfolio Company Adviser [Text Block]	T Rowe Price Associates, Inc.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(5.12%)
Average Annual Total Returns, 5 Years [Percent]	(3.47%)
Average Annual Total Returns, 10 Years [Percent]	(0.73%)
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | VanguardVIFGlobalBondIndexMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Bond
Portfolio Company Name [Text Block]	Vanguard® VIF Global Bond Index
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	2.03%
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | TRowePriceSpectrumIncomeFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Multi-Sector Bond
Portfolio Company Name [Text Block]	T Rowe Price Spectrum Income Fund — Investor Class
Portfolio Company Adviser [Text Block]	T Rowe Price Associates, Inc.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	4.02%
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	3.01%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | VanguardHighYieldCorporateFundAdmiralSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Vanguard® High-Yield Corporate Fund Admiral Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	6.39%
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	4.60%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | VanguardVIFShortTermInvestmentGradeBondMember
Prospectus:
Portfolio Company Objective [Text Block]	Short-Term Bond
Portfolio Company Name [Text Block]	Vanguard® VIF Short-Term Investment Grade Bond
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	4.89%
Average Annual Total Returns, 5 Years [Percent]	1.97%
Average Annual Total Returns, 10 Years [Percent]	2.24%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | CalvertVPSRIBalancedIMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced I
Portfolio Company Adviser [Text Block]	Calvert Research and Management.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	19.61%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	8.41%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | VanguardFederalMoneyMarketFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	Vanguard® Federal Money Market Fund (available August 1, 2016)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	5.23%
Average Annual Total Returns, 5 Years [Percent]	2.44%
Average Annual Total Returns, 10 Years [Percent]	1.72%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | LoansMember
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	8.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	8.00%
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | AdministrativeExpense35Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,638
Surrender Expense, 3 Years, Maximum [Dollars]	8,095
Surrender Expense, 5 Years, Maximum [Dollars]	13,803
Surrender Expense, 10 Years, Maximum [Dollars]	29,248
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | AdministrativeExpense25Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	2,628
Surrender Expense, 3 Years, Maximum [Dollars]	8,066
Surrender Expense, 5 Years, Maximum [Dollars]	13,756
Surrender Expense, 10 Years, Maximum [Dollars]	$ 29,161
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | PortfolioRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Automatically rebalances the Investment Options You select (either quarterly, semiannually or annually) to maintain Your chosen mix of Investment Options.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Cannot use with the dollar cost averaging option.Only available during the accumulation phase.Subject to portfolio restrictions.
Name of Benefit [Text Block]	Portfolio Rebalancing
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Automatically transfers a specific amount of money from the Investment Options You have selected, at set intervals over a specific period of time.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Cannot use with the portfolio rebalancing option.Only available during the accumulation phase.Subject to portfolio restrictions.
Name of Benefit [Text Block]	Dollar Cost Averaging
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | SystematicWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Automatically withdraws money
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Cannot use with the dollar cost averaging
Name of Benefit [Text Block]	Systematic Withdrawals
Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	If You die before the Annuity Date and while the Contract is in force, pays Your designated beneficiaries the greater of: (1) the Account Value; or (2) the Net Premium paid, less an adjustment for any withdrawals and a reduction for any outstanding loan balance.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	None
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]	Death BenefitDeath Benefit Proceeds If the Contract Owner dies before the Annuity Date and while the Contract is in force, We will pay a death benefit to the beneficiary designated by the Contract Owner. The death benefit ends at the Annuity Date. When multiple Contract numbers, with the same first nine digits in the number, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. The death benefit is determined for each beneficiary as of the date Proof of Death is received by HMLIC from such beneficiary. Proof of Death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required. The beneficiary will receive the greater of: 1.the Account Value; or 2.the Net Premium paid, less an adjustment for any withdrawals and a reduction for any outstanding loan balance (An adjustment for any withdrawal is determined by dividing the withdrawal amount by the Account Value immediately prior to the withdrawal and multiplying the resulting fraction by the death benefit immediately prior to the withdrawal.) At the option of the beneficiary, We will pay all or part of the death benefit proceeds to the beneficiary under one of the Annuity Payment options described under “The Contract—Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Contract Owner’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search We are not able to locate the beneficiary, or the beneficiary does not claim the death benefit in a timely manner, the death benefit will be paid to the unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Our books and records, or to Our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit or Contract proceeds if the beneficiary or owner of the property presents a timely claim with the proper documentation to the applicable state. To help prevent such escheatment, it is important that You keep Your desired beneficiary designations up to date, including full names and complete addresses, if and as they change.Annuity PaymentsThe Annuity Date may be any date prior to the Annuitant’s 100th birthday. Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 73 or, except for IRAs, retires. (See “Tax Consequences.”) The Contract provides for fixed Annuity Payment options. Before Your Annuity Date, You may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments You must submit a request in good form to Our Home Office. In general, the amount of Your Annuity Payment will be determined by the total Account Value applied to the option, the form of payment selected, the timing of the purchase and the applicable annuity purchase rate. The Contract Owner may elect to have a portion of the Account Value applied to purchase Annuity Payments, leaving the remainder of the Account Value in the Contract. The portion of the Account Value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, and may affect any subsequent Annuity Payments. We will process the request so that the Annuity Payments begin as of the date requested except the 29th, 30th or 31st of the month. We will transfer Your Variable Account Value to the fixed account on the Valuation Date Your request is received in good form at Our Home Office. Your Net Premium allocation(s) will be changed to the fixed account. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to have federal and state income taxes withheld. (See “Other Information—Forms Availability” and “Tax Consequences.”) In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual, and annual installments. Payments are made at the beginning of the selected time period, and less frequent payments will result in a lower total amount of payments during an annual period than the total amount of payments that would be made during the same year for more frequent payments. An annual installment payment will result in the lowest total amount of payments during the year because it is paid entirely at the beginning of the year. If the Annuitized Value to be applied under any one Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments of less than $20 per month at the Annuity Date, then the Annuitized Value may be paid in a lump sum. Certain of the Annuity Payment options available under a Contract can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option. ●if an Increase option is selected, Annuity Payments will increase on each anniversary of the Annuity Date based on the increase percentage selected (1%, 2%, 3%, 4% or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option. ●The Cash Refund at Death option pays You, upon the Annuitant’s death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon the death of the Annuitant(s), continue Annuity Payments until total Annuity Payments made equal the Annuitized Value. The death benefit ends upon full annuitization of the Contract.Annuity Payment Options Before Your Annuity Date, You may select one of the following Annuity Payment options that We currently make available, and will continue to make available for the duration of Your Contract. We reserve the right to make other Annuity Payment options available under the Contract. If We do not receive written election of an Annuity Payment option from You at Our Home Office before the Annuity Date, the Annuity Payment option will be Life Annuity with Payments Guaranteed for 10 Years. Annuity Payments will be paid in monthly installments. Life Annuity with Payments Guaranteed for Life Only, 10, 15, or 20 Years—Annuity Payments are made to the Contract Owner beginning with the Annuity Date. The Annuity Payments will be based upon the number of guaranteed payments selected, and the age and sex of the Annuitant on the Annuity Date. Payments for this Annuity Payment option will continue as long as the Annuitant lives, or until all guaranteed payments have been made, whichever is later. Under the Life Annuity with Payments Guaranteed for Life Only option, it is possible that only one Annuity Payment will be made if the Annuitant’s death occurs before the scheduled date of the second Annuity Payment. With the Life Annuity with Payments Guaranteed for Life Only, You may elect an Increase option or the Installment Refund at Death option or the Cash Refund at Death Option. With a Life Annuity with Payments Guaranteed for 10, 15, or 20 Years, You may elect an Increase option. Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Contract Owner dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Beneficiary(ies). If the Annuitant dies before all guaranteed Annuity Payments have been made, the remaining guaranteed Annuity Payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies). After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made. Payments for a Specified Period—Annuity Payments are made to the Contract Owner beginning with the Annuity Date and continue for the specified period of time as elected. The specified period can be as short as ten years or as long as 30 years. Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Contract Owner dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Beneficiary(ies) for the remainder of the specified period. If the Annuitant dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) for the remainder of the specified period. Withdrawals are not allowed under this option. You may add an Increase option to this Annuity Payment option, and after the Annuity Date, You cannot change the Annuity Payment option. Joint and Survivor Annuity—Payments are made to the Contract Owner beginning with the Annuity Date. The Annuity Payments will be based upon the specific survivor option selected, and the age and sex of the two Annuitants on the Annuity Date. The available survivor options are to pay during the lifetime of the survivor (1) 50%, (2) 66 2∕3%, or (3) 100% of the Annuity Payments paid while both Annuitants were living. Upon the death of one Annuitant, the selected survivor option percentage will be applied to determine the remaining payments during the lifetime of the survivor. Upon the death of the survivor, Annuity Payments cease. If the Contract Owner dies while at least one Annuitant is living, the remaining Annuity Payments will be paid to the Beneficiary(ies). After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made. With the Joint and Survivor Annuity, You may elect an Increase option. With the Joint and 100% Survivor Annuity, You may elect an Increase option or the Installment Refund at Death option or the Cash Refund at Death Option.Other Payout Options — If the Contract Owner does not wish to elect one or more of the Annuity Payment options described above, the Contract Owner may: a.receive the proceeds in a lump sum less any applicable surrender charges, or b.leave the Contract with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a) (9), (See “Taxation of Qualified Contracts—Required Minimum Distributions,”) or c.elect any other payout option that HMLIC makes available.Amount of Annuity PaymentsThe Annuitized Value will be applied to purchase the Annuity Payment option You select.Fixed Annuity Payments—Except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described above), the amount of each Fixed Annuity Payment will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.Misstatement of Age or Gender (if a Gender-Specific Contract has been Issued) If any age or gender (if a gender-specific contract has been issued) has been misstated, We will pay Annuity Payments in the amount which would have been paid at the correct age and gender (if a gender-specific contract has been issued). We will deduct any overpayments We have made, including interest of 5 percent per year, from future payments. We will pay any under payments, including interest of 5 percent per year, in a lump sum to the Contract Owner if living, otherwise to the beneficiary(ies).
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract
Prospectus:
Fees and Expenses [Text Block]
Fees and Expenses	Location in Statutory Prospectus
Charges For Early Withdrawals	The Contract currently does not include any charges for withdrawals or surrenders from the Contract.	The Contract - Deductions and Expenses - Surrender Charges
Transaction Charges	Aside from the charges for early withdrawals described above and potential premium taxes, there are no charges for Contract Owner transactions.	The Contract - Transactions
Ongoing Fees and Expenses (Annual Charges)
The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Contract data page for information about the specific fees You will pay each year based on the options You have elected.

The Contract -
Deductions and
Expenses -
Mortality and
Expense Risk Fee
(“M&E Fee”)

The Contract -
Deductions and
Expenses - Annual
Maintenance Fee

Additional
Information About
Fees - Annual
Portfolio Company
Expenses

	Annual Fee	Minimum	Maximum
	Base Contract	1.28% of the Account Value	1.28% of the Account Value
	Investment Options (Portfolio Company Fees and Expenses)	0.13% as a percentage of Portfolio Company assets	1.34% as a percentage of Portfolio Company assets
	Optional Benefits Available for an Additional Charge (For a Single Optional Benefit, if Elected)	No optional benefits are available.	No optional benefits are available.
Because Your Contract is customizable, the choices You make affect how much
You will pay. To help You understand the cost of owning Your Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	LOWEST ANNUAL COST:	HIGHEST ANNUAL COST:
	$1,431	$2,638
	Assumes:	Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Portfolio Company fees and
expenses
●No optional benefits
●No sales charges
●No additional purchase payments,
transfers or withdrawals

●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
Portfolio Company fees and
expenses and optional benefits
●No sales charges
●No additional purchase payments,
transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Charges For Early Withdrawals	The Contract currently does not include any charges for withdrawals or surrenders from the Contract.	The Contract - Deductions and Expenses - Surrender Charges

Transaction Charges [Text Block]
Transaction Charges	Aside from the charges for early withdrawals described above and potential premium taxes, there are no charges for Contract Owner transactions.	The Contract - Transactions

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (Annual Charges)
The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Contract data page for information about the specific fees You will pay each year based on the options You have elected.

The Contract -
Deductions and
Expenses -
Mortality and
Expense Risk Fee
(“M&E Fee”)

The Contract -
Deductions and
Expenses - Annual
Maintenance Fee

Additional
Information About
Fees - Annual
Portfolio Company
Expenses

	Annual Fee	Minimum	Maximum
	Base Contract	1.28% of the Account Value	1.28% of the Account Value
	Investment Options (Portfolio Company Fees and Expenses)	0.13% as a percentage of Portfolio Company assets	1.34% as a percentage of Portfolio Company assets
	Optional Benefits Available for an Additional Charge (For a Single Optional Benefit, if Elected)	No optional benefits are available.	No optional benefits are available.
Because Your Contract is customizable, the choices You make affect how much
You will pay. To help You understand the cost of owning Your Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	LOWEST ANNUAL COST:	HIGHEST ANNUAL COST:
	$1,431	$2,638
	Assumes:	Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Portfolio Company fees and
expenses
●No optional benefits
●No sales charges
●No additional purchase payments,
transfers or withdrawals

●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
Portfolio Company fees and
expenses and optional benefits
●No sales charges
●No additional purchase payments,
transfers or withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.28%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.28%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.13%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.34%
Optional Benefits Minimum [Percent]	0.00%
Optional Benefits Maximum [Percent]	0.00%
Lowest Annual Cost [Dollars]	$ 1,431
Highest Annual Cost [Dollars]	$ 2,638
Risks [Table Text Block]
Risks
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract – Risk of Loss
Not a Short-term Investment
This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
The benefits of tax deferral also mean the Contract is more beneficial to investors with a long-time horizon.
Principal Risks of Investing in the Contract – Not a Short-term Investment
Risks Associated with Investment Options
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment
Options available under the Contract (e.g., Portfolio Companies).
Each Investment Option (including any fixed account Investment Option)
will have its own unique risks.
You should review these Investment Options before making an investment decision.
Principal Risks of Investing in the Contract – Risks Associated with Investment Options
Insurance Company Risks
An investment in the Contract is subject to the risks related to Horace Mann
Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://
www.horacemann.com/why-us/a-history-of-financial-strength.
Location in Statutory ProspectusPrincipal Risks of Investing in the Contract – Insurance Company Risks

Investment Restrictions [Text Block]	HMLIC reserves the right to remove or substitute Underlying Funds as Investment Options that are available under the Contract.At any time before the Contract’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, subject to certain restrictions.We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of a Portfolio Company.If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.
Optional Benefit Restrictions [Text Block]	No optional benefits are available.
Tax Implications [Text Block]	An investor should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract. Generally, all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income and may be subject to an early distribution penalty tax.
Investment Professional Compensation [Text Block]	Some investment professionals may receive compensation for selling a contract to investors. This compensation is typically paid in the form of commissions, but the sale of the Contract may also count toward the investment professional’s qualification for receipt of cash and non-cash compensation related to sales incentives or contests. These investment professionals may have a financial incentive to offer or recommend the Contract over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer an investor a new contract in place of the one he or she already owns. That investor should only exchange his or her existing Contract if he or she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him or her to purchase the new Contract rather than continue to own the existing contract.
Item 4. Fee Table [Text Block]	Fees
The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to Your Contract data page for information about the specific fees You will pay each year based on the options You have elected. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender or make withdrawals from the Contract, or transfer Account Value between Investment Options. State premium taxes may also be deducted. Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Deferred Sales Load (or Surrender Charge) (as a percentage of amount surrendered)	None
Exchange Fee	None
The next table describes the fees and expenses that You will pay each year during the time that You own the Contract (not including Portfolio Company fees and expenses). Annual Contract Expenses
Administrative Expenses (1)	$35 (2)
Base Contract Expenses (as a percentage of average Variable Account Value))	1.25%
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average Account Value))	N/A
Loan Interest	8%
(1)We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers. We reserve the right to change the annual maintenance fee for Contracts issued in the future. (2)For Contracts issued on and After May 1, 2019.The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that You may pay periodically during the time that You own the Contract. A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found at the back of this document.
Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.13%	1.34%

Transaction Expenses [Table Text Block]	Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Deferred Sales Load (or Surrender Charge) (as a percentage of amount surrendered)	None
Exchange Fee	None

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses
Administrative Expenses (1)	$35 (2)
Base Contract Expenses (as a percentage of average Variable Account Value))	1.25%
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average Account Value))	N/A
Loan Interest	8%
(1)We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers. We reserve the right to change the annual maintenance fee for Contracts issued in the future. (2)For Contracts issued on and After May 1, 2019.
Administrative Expense, Current [Dollars]	$ 35
Administrative Expense, Footnotes [Text Block]	We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers. We reserve the right to change the annual maintenance fee for Contracts issued in the future. (2)For Contracts issued on and After May 1, 2019.
Base Contract Expense (of Average Account Value), Current [Percent]	1.25%
Annual Portfolio Company Expenses [Table Text Block]
Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.13%	1.34%

Portfolio Company Expenses [Text Block]	(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.13%
Portfolio Company Expenses Maximum [Percent]	1.34%
Surrender Example [Table Text Block]
If You surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$2,638	$8,095	$13,803	$29,248
If You surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$2,628	$8,066	$13,756	$29,161

Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract Risk of Loss—The Contract involves investment risk, including the loss of the principal amount invested. Not a Short-term Investment—The Contract is not suitable as a short-term savings vehicle. It is designed for individuals seeking long-term, tax-deferred accumulation of funds. Risks Associated with Investment Options—There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager. Past performance does not guarantee how the Underlying Funds will perform in the future. Your investments in Underlying Funds will fluctuate and You could lose money. Insurance Company Risks—An investment in the Contract is subject to the risks related to Horace Mann Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://www.horacemann.com/why-us/a-history-of-financial-strength. Limitation on Access to Cash Value Through Withdrawals—Unless restricted by the IRC, You may at any time before the Annuity Date surrender Your Contract in whole or withdraw in part for cash. You may have to pay federal income taxes and an additional tax (penalty tax) if You surrender or make a withdrawal from Your Contract. The IRC provides an additional tax (penalty tax) for early distributions under annuity contracts . Premium payments made to Non-Qualified Contracts are not deductible from current taxable income. Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract may be treated as distributions and accelerate the taxability of investment earnings. Although tax consequences may vary depending on the payout option elected under the Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity payment that is subject to current income tax depends upon the type of Contract and Your particular circumstances. Significant Events—We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect Our ability to conduct business. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability, or willingness, of Our workforce and employees of service providers and third party administrators to perform their job responsibilities. Even if Our workforce and employees of Our service providers and third party administrators were able to work remotely, those remote work arrangements could result in Our business operations being less efficient than under normal circumstances and lead to delays in Our issuing Contracts and processing of other Contract-related transactions, including orders from Contract Owners. Catastrophic events may negatively affect the computer and other systems on which We rely and may interfere with Our ability to receive, pickup and process mail, Our processing of Contract-related transactions, impact Our ability to calculate Contract value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Portfolio Companies invest, which may cause the Portfolio Companies underlying Your Contract to lose value. There can be no assurance that We, the Portfolio Companies or Our service providers will avoid losses affecting Your Contract due to a natural disaster or catastrophe.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract
The following table summarizes information about the benefits available under the Contract.
Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death Benefit
If You die before the
Annuity Date and
while the Contract is in
force, pays Your
designated
beneficiaries the
greater of: (1) the
Account Value; or (2)
the Net Premium paid,
less an adjustment for
any withdrawals and a
reduction for any
outstanding loan
balance.
		Standard	None	None
Portfolio Rebalancing	Automatically rebalances the Investment Options You select (either quarterly, semiannually or annually) to maintain Your chosen mix of Investment Options.	Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
Dollar Cost Averaging	Automatically transfers a specific amount of money from the Investment Options You have selected, at set intervals over a specific period of time.	Standard	None	Cannot use with the portfolio rebalancing option. Only available during the accumulation phase.
Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Subject to portfolio restrictions.
Systematic Withdrawals
Automatically
withdraws money
(either monthly,
quarterly, semi-
annually or annually)
from the Investment
Options You select.
The amount of the
withdrawals are
determined by the
systematic withdrawal
option You select.
		Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
Buying the Contract
How Do I Purchase the Personal Retirement Planner Non-Qualified Variable Annuity Contract? To purchase a Contract, You must complete an application bearing all requested signatures and a client profile form, in those instances when the purchase of this product was the result of a recommendation. How Much Can I Contribute and How are My Contributions Invested? Your premium payments will be invested in the Investment Options that You choose.
Non-Qualified Policies (Purchased using after-tax dollars)
Minimum Initial Annual Premium	$300 annually
Minimum Subsequent Annual Premiums	$300 annually
Maximum Subsequent Premiums (per Contract Year after 1st Contract Anniversary)	As permitted by IRS regulations
Maximum Total Premiums	$1,000,000 without Our prior approval
* For Non-Qualified Contracts, We reserve the right to reject any premium payments for any reason. We may also permit You to invest more than the maximum amounts listed above if You obtain Our prior approval. After Your initial premium payment, You are not required to make any additional premium payments under Your Contract. When Will Any Premium Payments that I Make be Credited to My Account? Net Premium payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value determined on the Valuation Date following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). The minimum premium payment for the Contract is $25 per month or $300 per year. HMLIC limits the maximum cumulative premium to $1 million without Our prior approval. After the first Contract Year, We reserve the right to limit premium payments to a maximum of $30,000 each Contract Year. If a registered representative recommended and completed the application and associated forms, the appropriate broker-dealer has approved the suitability and best interest of the sale, Your application is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Contract within two business days of its receipt, and credit Your initial Net Premium to Your Contract. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the applicant. Allocation of Net Premiums—When You complete Your application, You will give Us instructions on how to allocate Your Net Premium payments among the fixed account and/or the available Subaccounts. The amount You direct to a particular Subaccount or to the fixed account must be in whole number percentages from 5% to 100% of the Net Premium payment. If You make additional premium payments, We will allocate the Net Premiums in the same manner as Your initial Net Premium payment. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form. Premium payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Your premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Portfolio Company, expenses and the deduction of certain charges under the Contract. Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your premium payment at or after 3:00 p.m. Central Time (or at or after the close of the NYSE if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
Benefits Available [Table Text Block]
Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death Benefit
If You die before the
Annuity Date and
while the Contract is in
force, pays Your
designated
beneficiaries the
greater of: (1) the
Account Value; or (2)
the Net Premium paid,
less an adjustment for
any withdrawals and a
reduction for any
outstanding loan
balance.
		Standard	None	None
Portfolio Rebalancing	Automatically rebalances the Investment Options You select (either quarterly, semiannually or annually) to maintain Your chosen mix of Investment Options.	Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
Dollar Cost Averaging	Automatically transfers a specific amount of money from the Investment Options You have selected, at set intervals over a specific period of time.	Standard	None	Cannot use with the portfolio rebalancing option. Only available during the accumulation phase.
Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Subject to portfolio restrictions.
Systematic Withdrawals
Automatically
withdraws money
(either monthly,
quarterly, semi-
annually or annually)
from the Investment
Options You select.
The amount of the
withdrawals are
determined by the
systematic withdrawal
option You select.
		Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.

Name of Benefit [Text Block]	Name of benefit
Purpose of Benefit [Text Block]	Purpose
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Name of benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A: Portfolio Companies Available Under the Contract
The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/PRPNQ. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com. The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1-year	5-year	10-year
Lifecycle/Target Date Funds	Fidelity® VIP Freedom Income Portfolio Initial Class / Fidelity Management and Research Co.	0.37%	4.45%	2.51%	3.45%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom Portfolio 2020 Initial Class / Fidelity Management and Research Co.	0.46%	7.71%	5.15%	6.02%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom Portfolio 2025 Initial Class / Fidelity Management and Research Co.	0.48%	8.47%	5.77%	6.54%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom Portfolio 2030 Initial Class / Fidelity Management and Research Co.	0.51%	9.41%	6.50%	7.30%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom Portfolio 2035 Initial Class / Fidelity Management and Research Co.	0.55%	11.03%	7.84%	8.28%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom Portfolio 2040 Initial Class / Fidelity Management and Research Co.	0.59%	13.10%	9.10%	8.95%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom Portfolio 2045 Initial Class / Fidelity Management and Research Co.	0.61%	13.84%	9.33%	9.07%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom Portfolio 2050 Initial Class / Fidelity Management and Research Co.	0.61%	13.83%	9.34%	9.06%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom Portfolio 2055 Initial Class / Fidelity Management and Research Co.	0.61%	13.80%	9.32%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom Portfolio 2060 Initial Class / Fidelity Management and Research Co.	0.61%	13.89%	9.35%
Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1-year	5-year	10-year
Large Value	American Funds IS® Washington Mutual Investors 1 / Capital Research and Management CompanySM.	0.25%	19.40%	12.47%	10.54%
Large Blend	Vanguard® VIF Equity Index / The Vanguard Group, Inc.	0.14%	24.84%	14.36%	12.95%
Large Growth	Putnam VT Sustainable Leaders IA / (Advisor) Putnam Investment Management, LLC. / (Subadvisers) Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	0.63%	23.33%	14.00%	13.78%
Large Growth	T Rowe Price Blue Chip Growth Port / T. Rowe Price Associates, Inc.	0.74%	35.51%	14.46%	14.77%
Mid Value	MFS VIT III Mid Cap Value Portfolio Initial Class / Massachusetts Financial Services Company	0.79%	13.75%	9.74%	9.05%
Mid Blend	Vanguard® VIF Mid Cap Index / The Vanguard Group, Inc.	0.17%	15.08%	9.70%	9.41%
Mid Growth	Alger Mid Cap Growth I-2(1) / Fred Alger Management LLC.	0.94%	21.07%	10.34%	9.79%
Mid Growth	Janus Henderson Enterprise Portfolio Instl / Janus Capital Management LLC.	0.72%	15.61%	9.88%	12.40%
Small Value	Dimensional VA US Targeted Value / Dimensional Fund Advisors LP	0.28%	8.14%	12.55%	9.46%
Small Blend	MFS VIT III Blended Research Small Cap Equity Initial Class / Massachusetts Financial Services Company	0.57%	4.95%	6.20%	8.03%
Small Growth	MFS VIT New Discovery Series Initial Class(3) / Massachusetts Financial Services Company	0.87%	6.72%	4.96%	9.19%
Small Growth	Neuberger Berman Genesis Fund Advisor Class / Neuberger Berman Investment Advisers, LLC	1.34%	15.48%	12.15%	8.46%
Small Growth	Vanguard® VIF Small Co Gr(2) / The The Vanguard Group, Inc.	0.29%	11.38%	6.96%	8.66%
Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1-year	5-year	10-year
International Stock - Developed Markets	American Funds IS International Growth and Income 1 / Capital Research and Management CompanySM	0.56%	3.64%	2.79%	4.25%
International Stock - Developed Markets	Vanguard® VIF International / The The Vanguard Group, Inc.	0.33%	9.01%	6.27%	8.40%
International Stock - Emerging Markets	American Funds IS® New World 1 / Capital Research and ManagementSM.	0.57%	6.86%	4.80%	6.49%
Real Estate	Vanguard® VIF Real Estate Index Portfolio / The The Vanguard Group, Inc.	0.26%	4.74%	2.84%	4.99%
Technology	Janus Henderson Global Technology and Innovation Fund Class I / Janus Capital Management LLC.	0.73%	32.10%	18.09%	19.34%
Intermediate-Term Bond	American Funds IS US Government Securities 1 / Capital Research and Management CompanySM	0.25%	0.99%	0.39%	1.36%
Intermediate-Term Bond	Vanguard® VIF Total Bond Mkt Idx / The The Vanguard Group, Inc.	0.14%	1.24%	-0.39%	1.25%
Global Bond	Templeton Global Bond VIP 1(1) / Franklin Advisers, Inc.	0.50%	-11.13%	-4.60%	-1.79%
Global Bond	Vanguard® VIF Global Bond Index / The Vanguard Group, Inc.	0.13%	2.03%	-0.23%
High Yield Bond	BlackRock High Yield V.I. Class I / BlackRock Advisors, LLC.	0.54%	8.26%	4.42%	5.00%
Short-Term Bond	Vanguard® VIF Short-Term Investment Grade Bond / The Vanguard Group, Inc.	0.14%	4.89%	1.97%	2.24%
Balanced	Calvert VP SRI Balanced I / Calvert Research and Management.	0.64%	19.61%	9.41%	8.41%
Money Market	Goldman Sachs VIT Government Money Market Fund / Goldman Sachs Asset Management, L.P	0.18%	5.16%	2.42%	1.70%
*These expenses reflect temporary fee reductions. The details about these waivers can be found in the Portfolio Company prospectus at dfinview.com/HoraceMann/TAHD/PRPNQ(1)On and after May 1, 2019, Contract Owners may not begin or increase premium payment allocations or make new transfers to the Portfolio Companies. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Portfolio Companies, they may continue the program(s), but may not begin or increase allocations. (2)On and after May 1, 2020, Contract Owners may not begin or increase premium payment allocations or make new transfers to the Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Subaccounts, they may continue the program(s), but may not begin or increase allocations. (3)On and after May 1, 2025, Contract Owners may not begin or increase premium payment allocations or make new transfers to the Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Subaccounts, they may continue the program(s), but may not begin or increase allocations.
Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/PRPNQ. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com. The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1-year	5-year	10-year
Lifecycle/Target Date Funds	Fidelity® VIP Freedom Income Portfolio Initial Class / Fidelity Management and Research Co.	0.37%	4.45%	2.51%	3.45%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom Portfolio 2020 Initial Class / Fidelity Management and Research Co.	0.46%	7.71%	5.15%	6.02%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom Portfolio 2025 Initial Class / Fidelity Management and Research Co.	0.48%	8.47%	5.77%	6.54%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom Portfolio 2030 Initial Class / Fidelity Management and Research Co.	0.51%	9.41%	6.50%	7.30%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom Portfolio 2035 Initial Class / Fidelity Management and Research Co.	0.55%	11.03%	7.84%	8.28%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom Portfolio 2040 Initial Class / Fidelity Management and Research Co.	0.59%	13.10%	9.10%	8.95%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom Portfolio 2045 Initial Class / Fidelity Management and Research Co.	0.61%	13.84%	9.33%	9.07%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom Portfolio 2050 Initial Class / Fidelity Management and Research Co.	0.61%	13.83%	9.34%	9.06%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom Portfolio 2055 Initial Class / Fidelity Management and Research Co.	0.61%	13.80%	9.32%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom Portfolio 2060 Initial Class / Fidelity Management and Research Co.	0.61%	13.89%	9.35%
Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1-year	5-year	10-year
Large Value	American Funds IS® Washington Mutual Investors 1 / Capital Research and Management CompanySM.	0.25%	19.40%	12.47%	10.54%
Large Blend	Vanguard® VIF Equity Index / The Vanguard Group, Inc.	0.14%	24.84%	14.36%	12.95%
Large Growth	Putnam VT Sustainable Leaders IA / (Advisor) Putnam Investment Management, LLC. / (Subadvisers) Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	0.63%	23.33%	14.00%	13.78%
Large Growth	T Rowe Price Blue Chip Growth Port / T. Rowe Price Associates, Inc.	0.74%	35.51%	14.46%	14.77%
Mid Value	MFS VIT III Mid Cap Value Portfolio Initial Class / Massachusetts Financial Services Company	0.79%	13.75%	9.74%	9.05%
Mid Blend	Vanguard® VIF Mid Cap Index / The Vanguard Group, Inc.	0.17%	15.08%	9.70%	9.41%
Mid Growth	Alger Mid Cap Growth I-2(1) / Fred Alger Management LLC.	0.94%	21.07%	10.34%	9.79%
Mid Growth	Janus Henderson Enterprise Portfolio Instl / Janus Capital Management LLC.	0.72%	15.61%	9.88%	12.40%
Small Value	Dimensional VA US Targeted Value / Dimensional Fund Advisors LP	0.28%	8.14%	12.55%	9.46%
Small Blend	MFS VIT III Blended Research Small Cap Equity Initial Class / Massachusetts Financial Services Company	0.57%	4.95%	6.20%	8.03%
Small Growth	MFS VIT New Discovery Series Initial Class(3) / Massachusetts Financial Services Company	0.87%	6.72%	4.96%	9.19%
Small Growth	Neuberger Berman Genesis Fund Advisor Class / Neuberger Berman Investment Advisers, LLC	1.34%	15.48%	12.15%	8.46%
Small Growth	Vanguard® VIF Small Co Gr(2) / The The Vanguard Group, Inc.	0.29%	11.38%	6.96%	8.66%
Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1-year	5-year	10-year
International Stock - Developed Markets	American Funds IS International Growth and Income 1 / Capital Research and Management CompanySM	0.56%	3.64%	2.79%	4.25%
International Stock - Developed Markets	Vanguard® VIF International / The The Vanguard Group, Inc.	0.33%	9.01%	6.27%	8.40%
International Stock - Emerging Markets	American Funds IS® New World 1 / Capital Research and ManagementSM.	0.57%	6.86%	4.80%	6.49%
Real Estate	Vanguard® VIF Real Estate Index Portfolio / The The Vanguard Group, Inc.	0.26%	4.74%	2.84%	4.99%
Technology	Janus Henderson Global Technology and Innovation Fund Class I / Janus Capital Management LLC.	0.73%	32.10%	18.09%	19.34%
Intermediate-Term Bond	American Funds IS US Government Securities 1 / Capital Research and Management CompanySM	0.25%	0.99%	0.39%	1.36%
Intermediate-Term Bond	Vanguard® VIF Total Bond Mkt Idx / The The Vanguard Group, Inc.	0.14%	1.24%	-0.39%	1.25%
Global Bond	Templeton Global Bond VIP 1(1) / Franklin Advisers, Inc.	0.50%	-11.13%	-4.60%	-1.79%
Global Bond	Vanguard® VIF Global Bond Index / The Vanguard Group, Inc.	0.13%	2.03%	-0.23%
High Yield Bond	BlackRock High Yield V.I. Class I / BlackRock Advisors, LLC.	0.54%	8.26%	4.42%	5.00%
Short-Term Bond	Vanguard® VIF Short-Term Investment Grade Bond / The Vanguard Group, Inc.	0.14%	4.89%	1.97%	2.24%
Balanced	Calvert VP SRI Balanced I / Calvert Research and Management.	0.64%	19.61%	9.41%	8.41%
Money Market	Goldman Sachs VIT Government Money Market Fund / Goldman Sachs Asset Management, L.P	0.18%	5.16%	2.42%	1.70%

Portfolio Company Objective [Text Block]	Type of Fund
Temporary Fee Reductions, Current Expenses [Text Block]	These expenses reflect temporary fee reductions. The details about these waivers can be found in the Portfolio Company prospectus at dfinview.com/HoraceMann/TAHD/PRPNQ
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract (e.g., Portfolio Companies).Each Investment Option (including any fixed account Investment Option) will have its own unique risks.You should review these Investment Options before making an investment decision.
Principal Risk [Text Block]	Risks Associated with Investment Options—There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager. Past performance does not guarantee how the Underlying Funds will perform in the future. Your investments in Underlying Funds will fluctuate and You could lose money.
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | PremiumBonusRiskMember
Prospectus:
Principal Risk [Text Block]
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | LimitationonAccesstoCashValueThroughWithdrawalsMember
Prospectus:
Principal Risk [Text Block]	Limitation on Access to Cash Value Through Withdrawals—Unless restricted by the IRC, You may at any time before the Annuity Date surrender Your Contract in whole or withdraw in part for cash. You may have to pay federal income taxes and an additional tax (penalty tax) if You surrender or make a withdrawal from Your Contract. The IRC provides an additional tax (penalty tax) for early distributions under annuity contracts . Premium payments made to Non-Qualified Contracts are not deductible from current taxable income. Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract may be treated as distributions and accelerate the taxability of investment earnings. Although tax consequences may vary depending on the payout option elected under the Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity payment that is subject to current income tax depends upon the type of Contract and Your particular circumstances.
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | SignificantEventsMember
Prospectus:
Principal Risk [Text Block]	Significant Events—We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect Our ability to conduct business. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability, or willingness, of Our workforce and employees of service providers and third party administrators to perform their job responsibilities. Even if Our workforce and employees of Our service providers and third party administrators were able to work remotely, those remote work arrangements could result in Our business operations being less efficient than under normal circumstances and lead to delays in Our issuing Contracts and processing of other Contract-related transactions, including orders from Contract Owners. Catastrophic events may negatively affect the computer and other systems on which We rely and may interfere with Our ability to receive, pickup and process mail, Our processing of Contract-related transactions, impact Our ability to calculate Contract value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Portfolio Companies invest, which may cause the Portfolio Companies underlying Your Contract to lose value. There can be no assurance that We, the Portfolio Companies or Our service providers will avoid losses affecting Your Contract due to a natural disaster or catastrophe.
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal
Principal Risk [Text Block]	Risk of Loss—The Contract involves investment risk, including the loss of the principal amount invested.
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.The benefits of tax deferral also mean the Contract is more beneficial to investors with a long-time horizon.
Principal Risk [Text Block]	Not a Short-term Investment—The Contract is not suitable as a short-term savings vehicle. It is designed for individuals seeking long-term, tax-deferred accumulation of funds.
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to Horace Mann Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://www.horacemann.com/why-us/a-history-of-financial-strength.
Principal Risk [Text Block]	Insurance Company Risks—An investment in the Contract is subject to the risks related to Horace Mann Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://www.horacemann.com/why-us/a-history-of-financial-strength.
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | PutnamVTSustainableLeadersIAMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Growth
Portfolio Company Name [Text Block]	Putnam VT Sustainable Leaders IA
Portfolio Company Adviser [Text Block]	(Advisor) Putnam Investment Management, LLC.
Portfolio Company Subadviser [Text Block]	(Subadvisers) Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	23.33%
Average Annual Total Returns, 5 Years [Percent]	14.00%
Average Annual Total Returns, 10 Years [Percent]	13.78%
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | JanusHendersonEnterprisePortfolioInstlMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Growth
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Portfolio Instl
Portfolio Company Adviser [Text Block]	Janus Capital Management LLC.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	15.61%
Average Annual Total Returns, 5 Years [Percent]	9.88%
Average Annual Total Returns, 10 Years [Percent]	12.40%
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | MFSVITNewDiscoveryInitialMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Growth
Portfolio Company Name [Text Block]	MFS VIT New Discovery Series Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	6.72%
Average Annual Total Returns, 5 Years [Percent]	4.96%
Average Annual Total Returns, 10 Years [Percent]	9.19%
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | NeubergerBermanGenesisFundAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Growth
Portfolio Company Name [Text Block]	Neuberger Berman Genesis Fund Advisor Class
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers, LLC
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	15.48%
Average Annual Total Returns, 5 Years [Percent]	12.15%
Average Annual Total Returns, 10 Years [Percent]	8.46%
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | AmericanFundsISInternationalGrowthandIncome1Member
Prospectus:
Portfolio Company Objective [Text Block]	International Stock - Developed Markets
Portfolio Company Name [Text Block]	American Funds IS International Growth and Income 1
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	3.64%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	4.25%
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | JanusHendersonGlobalTechnologyandInnovationFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Technology
Portfolio Company Name [Text Block]	Janus Henderson Global Technology and Innovation Fund Class I
Portfolio Company Adviser [Text Block]	Janus Capital Management LLC.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	32.10%
Average Annual Total Returns, 5 Years [Percent]	18.09%
Average Annual Total Returns, 10 Years [Percent]	19.34%
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | AmericanFundsISUSGovernmentSecurities1Member
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate-Term Bond
Portfolio Company Name [Text Block]	American Funds IS US Government Securities 1
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	0.99%
Average Annual Total Returns, 5 Years [Percent]	0.39%
Average Annual Total Returns, 10 Years [Percent]	1.36%
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | VanguardVIFGlobalBondIndexMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Bond
Portfolio Company Name [Text Block]	Vanguard® VIF Global Bond Index
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	2.03%
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | VanguardVIFShortTermInvestmentGradeBondMember
Prospectus:
Portfolio Company Objective [Text Block]	Short-Term Bond
Portfolio Company Name [Text Block]	Vanguard® VIF Short-Term Investment Grade Bond
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	4.89%
Average Annual Total Returns, 5 Years [Percent]	1.97%
Average Annual Total Returns, 10 Years [Percent]	2.24%
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | CalvertVPSRIBalancedIMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced I
Portfolio Company Adviser [Text Block]	Calvert Research and Management.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	19.61%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	8.41%
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | FidelityVIPFreedomIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Lifecycle/Target Date Funds
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom Income Portfolio Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Co.
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	4.45%
Average Annual Total Returns, 5 Years [Percent]	2.51%
Average Annual Total Returns, 10 Years [Percent]	3.45%
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | FidelityVIPFreedom2020InitialMember
Prospectus:
Portfolio Company Objective [Text Block]	Lifecycle/Target Date Funds
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom Portfolio 2020 Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Co.
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	7.71%
Average Annual Total Returns, 5 Years [Percent]	5.15%
Average Annual Total Returns, 10 Years [Percent]	6.02%
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | FidelityVIPFreedom2025InitialMember
Prospectus:
Portfolio Company Objective [Text Block]	Lifecycle/Target Date Funds
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom Portfolio 2025 Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Co.
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	8.47%
Average Annual Total Returns, 5 Years [Percent]	5.77%
Average Annual Total Returns, 10 Years [Percent]	6.54%
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | FidelityVIPFreedom2030InitialMember
Prospectus:
Portfolio Company Objective [Text Block]	Lifecycle/Target Date Funds
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom Portfolio 2030 Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Co.
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	9.41%
Average Annual Total Returns, 5 Years [Percent]	6.50%
Average Annual Total Returns, 10 Years [Percent]	7.30%
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | FidelityVIPFreedom2035InitialMember
Prospectus:
Portfolio Company Objective [Text Block]	Lifecycle/Target Date Funds
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom Portfolio 2035 Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Co.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	11.03%
Average Annual Total Returns, 5 Years [Percent]	7.84%
Average Annual Total Returns, 10 Years [Percent]	8.28%
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | FidelityVIPFreedom2040InitialMember
Prospectus:
Portfolio Company Objective [Text Block]	Lifecycle/Target Date Funds
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom Portfolio 2040 Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Co.
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	13.10%
Average Annual Total Returns, 5 Years [Percent]	9.10%
Average Annual Total Returns, 10 Years [Percent]	8.95%
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | FidelityVIPFreedom2045InitialMember
Prospectus:
Portfolio Company Objective [Text Block]	Lifecycle/Target Date Funds
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom Portfolio 2045 Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Co.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	13.84%
Average Annual Total Returns, 5 Years [Percent]	9.33%
Average Annual Total Returns, 10 Years [Percent]	9.07%
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | FidelityVIPFreedom2050InitialMember
Prospectus:
Portfolio Company Objective [Text Block]	Lifecycle/Target Date Funds
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom Portfolio 2050 Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Co.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	13.83%
Average Annual Total Returns, 5 Years [Percent]	9.34%
Average Annual Total Returns, 10 Years [Percent]	9.06%
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | FidelityVIPFreedom2055InitialMember
Prospectus:
Portfolio Company Objective [Text Block]	Lifecycle/Target Date Funds
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom Portfolio 2055 Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Co.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	13.80%
Average Annual Total Returns, 5 Years [Percent]	9.32%
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | FidelityVIPFreedom2060InitialMember
Prospectus:
Portfolio Company Objective [Text Block]	Lifecycle/Target Date Funds
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom Portfolio 2060 Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Co.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	13.89%
Average Annual Total Returns, 5 Years [Percent]	9.35%
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | AmericanFundsInsuranceSeriesWashingtonMutualInvestorsFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Value
Portfolio Company Name [Text Block]	American Funds IS® Washington Mutual Investors 1
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM.
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	19.40%
Average Annual Total Returns, 5 Years [Percent]	12.47%
Average Annual Total Returns, 10 Years [Percent]	10.54%
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | VanguardVariableInsuranceFundEquityIndexFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	Vanguard® VIF Equity Index
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	24.84%
Average Annual Total Returns, 5 Years [Percent]	14.36%
Average Annual Total Returns, 10 Years [Percent]	12.95%
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | TRowePriceBlueChipGrowthPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Growth
Portfolio Company Name [Text Block]	T Rowe Price Blue Chip Growth Port
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	35.51%
Average Annual Total Returns, 5 Years [Percent]	14.46%
Average Annual Total Returns, 10 Years [Percent]	14.77%
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | MFSVITIIIMidCapValuePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Value
Portfolio Company Name [Text Block]	MFS VIT III Mid Cap Value Portfolio Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	13.75%
Average Annual Total Returns, 5 Years [Percent]	9.74%
Average Annual Total Returns, 10 Years [Percent]	9.05%
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | VanguardVIFMidCapIndexMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Blend
Portfolio Company Name [Text Block]	Vanguard® VIF Mid Cap Index
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	15.08%
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	9.41%
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | AlgerMidCapGrowthI2Member
Prospectus:
Portfolio Company Objective [Text Block]	Mid Growth
Portfolio Company Name [Text Block]	Alger Mid Cap Growth I-2
Portfolio Company Adviser [Text Block]	Fred Alger Management LLC.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	21.07%
Average Annual Total Returns, 5 Years [Percent]	10.34%
Average Annual Total Returns, 10 Years [Percent]	9.79%
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | DimensionalVAUSTargetedValueMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Value
Portfolio Company Name [Text Block]	Dimensional VA US Targeted Value
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	8.14%
Average Annual Total Returns, 5 Years [Percent]	12.55%
Average Annual Total Returns, 10 Years [Percent]	9.46%
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | MFSBlendedResearchSmallCapEquityPortfolioInitialSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Blend
Portfolio Company Name [Text Block]	MFS VIT III Blended Research Small Cap Equity Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	4.95%
Average Annual Total Returns, 5 Years [Percent]	6.20%
Average Annual Total Returns, 10 Years [Percent]	8.03%
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | VanguardVIFSmallCompanyGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Growth
Portfolio Company Name [Text Block]	Vanguard® VIF Small Co Gr
Portfolio Company Adviser [Text Block]	The The Vanguard Group, Inc.
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	11.38%
Average Annual Total Returns, 5 Years [Percent]	6.96%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | VanguardVariableInsuranceFundInternationalFundMember
Prospectus:
Portfolio Company Objective [Text Block]	International Stock - Developed Markets
Portfolio Company Name [Text Block]	Vanguard® VIF International
Portfolio Company Adviser [Text Block]	The The Vanguard Group, Inc.
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	9.01%
Average Annual Total Returns, 5 Years [Percent]	6.27%
Average Annual Total Returns, 10 Years [Percent]	8.40%
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | AmericanFundsInsuranceSeriesNewWorldFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	International Stock - Emerging Markets
Portfolio Company Name [Text Block]	American Funds IS® New World 1
Portfolio Company Adviser [Text Block]	Capital Research and ManagementSM.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	6.86%
Average Annual Total Returns, 5 Years [Percent]	4.80%
Average Annual Total Returns, 10 Years [Percent]	6.49%
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | VanguardVIFRealEstateIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Real Estate
Portfolio Company Name [Text Block]	Vanguard® VIF Real Estate Index Portfolio
Portfolio Company Adviser [Text Block]	The The Vanguard Group, Inc.
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	4.74%
Average Annual Total Returns, 5 Years [Percent]	2.84%
Average Annual Total Returns, 10 Years [Percent]	4.99%
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | VanguardVIFTotalBondMarketIndexFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate-Term Bond
Portfolio Company Name [Text Block]	Vanguard® VIF Total Bond Mkt Idx
Portfolio Company Adviser [Text Block]	The The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	1.24%
Average Annual Total Returns, 5 Years [Percent]	(0.39%)
Average Annual Total Returns, 10 Years [Percent]	1.25%
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | TempletonGlobalBondVIP1Member
Prospectus:
Portfolio Company Objective [Text Block]	Global Bond
Portfolio Company Name [Text Block]	Templeton Global Bond VIP 1
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(11.13%)
Average Annual Total Returns, 5 Years [Percent]	(4.60%)
Average Annual Total Returns, 10 Years [Percent]	(1.79%)
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | BlackRockHighYieldVIFClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	BlackRock High Yield V.I. Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC.
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	8.26%
Average Annual Total Returns, 5 Years [Percent]	4.42%
Average Annual Total Returns, 10 Years [Percent]	5.00%
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | GoldmanSachsVITGovernmentMoneyMarketFundInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P
Current Expenses [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	5.16%
Average Annual Total Returns, 5 Years [Percent]	2.42%
Average Annual Total Returns, 10 Years [Percent]	1.70%
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | LoansMember
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	8.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	8.00%
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | AdministrativeExpense35Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,638
Surrender Expense, 3 Years, Maximum [Dollars]	8,095
Surrender Expense, 5 Years, Maximum [Dollars]	13,803
Surrender Expense, 10 Years, Maximum [Dollars]	29,248
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | AdministrativeExpense25Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	2,628
Surrender Expense, 3 Years, Maximum [Dollars]	8,066
Surrender Expense, 5 Years, Maximum [Dollars]	13,756
Surrender Expense, 10 Years, Maximum [Dollars]	$ 29,161
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | PortfolioRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Automatically rebalances the Investment Options You select (either quarterly, semiannually or annually) to maintain Your chosen mix of Investment Options.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Cannot use with the dollar cost averaging option.Only available during the accumulation phase.Subject to portfolio restrictions.
Name of Benefit [Text Block]	Portfolio Rebalancing
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Automatically transfers a specific amount of money from the Investment Options You have selected, at set intervals over a specific period of time.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Cannot use with the portfolio rebalancing option.Only available during the accumulation phase.
Name of Benefit [Text Block]	Dollar Cost Averaging
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | SystematicWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Automatically withdraws money (either monthly, quarterly, semi-annually or annually) from the Investment Options You select. The amount of the withdrawals are determined by the systematic withdrawal option You select.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Cannot use with the dollar cost averaging option.Only available during the accumulation phase.Subject to portfolio restrictions.
Name of Benefit [Text Block]	Systematic Withdrawals
Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	If You die before the Annuity Date and while the Contract is in force, pays Your designated beneficiaries the greater of: (1) the Account Value; or (2) the Net Premium paid, less an adjustment for any withdrawals and a reduction for any outstanding loan balance.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	None
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]	Death BenefitDeath Benefit Proceeds If a Contract Owner dies (or the sole Annuitant dies and the sole Contract Owner is not a natural person) before the Annuity Date and while the Contract is in force, We will pay a death benefit to the beneficiary designated by the Contract Owner. The death benefit ends at the Annuity Date. The death benefit is determined for each beneficiary as of the date Proof of Death is received by HMLIC from such beneficiary. Proof of Death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required. The beneficiary will receive the greater of: 1.the Account Value; or 2.the Net Premium paid, less an adjustment for any withdrawals and a reduction for any outstanding loan balance (An adjustment for any withdrawal is determined by dividing the withdrawal amount by the Account Value immediately prior to the withdrawal and multiplying the resulting fraction by the death benefit immediately prior to the withdrawal.) At the option of the beneficiary, We will pay all or part of the death benefit proceeds to the beneficiary under one of the Annuity Payment options described under “The Contract—Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Contract Owner’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search We are not able to locate the beneficiary, or the beneficiary does not claim the death benefit in a timely manner, the death benefit will be paid to the unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Our books and records, or to Our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit or Contract proceeds if the beneficiary or owner of the property presents a timely claim with the proper documentation to the applicable state. To help prevent such escheatment, it is important that You keep Your desired beneficiary designations up to date, including full names and complete addresses, if and as they change.Annuity PaymentsThe Annuity Date may be any date prior to the Annuitant’s 100th birthday. The Contract provides for fixed Annuity Payment options. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments You must submit a request in good form to Our Home Office. In general, the amount of Your Annuity Payment will be determined by the total Account Value applied to the option, the form of payment selected, the timing of the purchase and the applicable annuity purchase rate. The Contract Owner may elect to have a portion of the Account Value applied to purchase Annuity Payments, leaving the remainder of the Account Value in the Contract. The portion of the Account Value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, and may affect any subsequent Annuity Payments. We will process the request so that the Annuity Payments begin as of the date requested except the 29th, 30th or 31st of the month. We will transfer Your Variable Account Value to the fixed account on the Valuation Date Your request is received in good form at Our Home Office. Your Net Premium allocation(s) will be changed to the fixed account. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to have federal and state income taxes withheld. (See “Other Information—Forms Availability” and “Tax Consequences.”) In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual, and annual installments. Payments are made at the beginning of the selected time period, and less frequent payments will result in a lower total amount of payments during an annual period than the total amount of payments that would be made during the same year for more frequent payments. An annual installment payment will result in the lowest total amount of payments during the year because it is paid entirely at the beginning of the year. If the Annuitized Value to be applied under any one Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments of less than $20 per month at the Annuity Date, then the Annuitized Value may be paid in a lump sum. Certain of the Annuity Payment options available under a Contract can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option. ●if an Increase option is selected, Annuity Payments will increase on each anniversary of the Annuity Date based on the increase percentage selected (1%, 2%, 3%, 4% or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option. ●The Cash Refund at Death option pays You, upon the Annuitant’s death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon the death of the Annuitant(s), continue Annuity Payments until total Annuity Payments made equal the Annuitized Value. The death benefit ends upon full annuitization of the Contract.Annuity Payment Options Before Your Annuity Date, You may select one of the following Annuity Payment options that We currently make available, and will continue to make available for the duration of Your Contract. We reserve the right to make other Annuity Payment options available under the Contract. If We do not receive written election of an Annuity Payment option from You at Our Home Office before the Annuity Date, the Annuity Payment option will be Life Annuity with Payments Guaranteed for 10 Years. Annuity Payments will be paid in monthly installments. Life Annuity with Payments Guaranteed for Life Only, 10, 15, or 20 Years—Annuity Payments are made to the Contract Owner beginning with the Annuity Date. The Annuity Payments will be based upon the number of guaranteed payments selected, and the age and sex of the Annuitant on the Annuity Date. Payments for this Annuity Payment option will continue as long as the Annuitant lives, or until all guaranteed payments have been made, whichever is later. Under the Life Annuity with Payments Guaranteed for Life Only option, it is possible that only one Annuity Payment will be made if the Annuitant’s death occurs before the scheduled date of the second Annuity Payment. With the Life Annuity with Payments Guaranteed for Life Only, You may elect an Increase option or the Installment Refund at Death option or the Cash Refund at Death Option. With a Life Annuity with Payments Guaranteed for 10, 15, or 20 Years, You may elect an Increase option. Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Contract Owner dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Beneficiary(ies). If the Annuitant dies before all guaranteed Annuity Payments have been made, the remaining guaranteed Annuity Payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies). After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made. Payments for a Specified Period—Annuity Payments are made to the Contract Owner beginning with the Annuity Date and continue for the specified period of time as elected. The specified period can be as short as ten years or as long as 30 years. Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Contract Owner dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Beneficiary(ies) for the remainder of the specified period. If the Annuitant dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) for the remainder of the specified period. Withdrawals are not allowed under this option. You may add an Increase option to this Annuity Payment option, and after the Annuity Date, You cannot change the Annuity Payment option. Joint and Survivor Annuity—Payments are made to the Contract Owner beginning with the Annuity Date. The Annuity Payments will be based upon the specific survivor option selected, and the age and sex of the two Annuitants on the Annuity Date. The available survivor options are to pay during the lifetime of the survivor (1) 50%, (2) 66 2∕3%, or (3) 100% of the Annuity Payments paid while both Annuitants were living. Upon the death of one Annuitant, the selected survivor option percentage will be applied to determine the remaining payments during the lifetime of the survivor. Upon the death of the survivor, Annuity Payments cease. If the Contract Owner dies while at least one Annuitant is living, the remaining Annuity Payments will be paid to the Beneficiary(ies). After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made. With the Joint and Survivor Annuity, You may elect an Increase option. With the Joint and 100% Survivor Annuity, You may elect an Increase option or the Installment Refund at Death option or the Cash Refund at Death Option.Other Payout Options — If the Contract Owner does not wish to elect one or more of the Annuity Payment options described above, the Contract Owner may: a.receive the proceeds in a lump sum less any applicable surrender charges, or b.elect any other payout option that HMLIC makes available.Amount of Annuity PaymentsThe Annuitized Value will be applied to purchase the Annuity Payment option You select.Fixed Annuity Payments—Except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described above), the amount of each Fixed Annuity Payment will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.Misstatement of Age or Gender (if a Gender-Specific Contract has been Issued) If any age or gender (if a gender-specific contract has been issued) has been misstated, We will pay Annuity Payments in the amount which would have been paid at the correct age and gender (if a gender-specific contract has been issued). We will deduct any overpayments We have made, including interest of 5 percent per year, from future payments. We will pay any under payments, including interest of 5 percent per year, in a lump sum to the Contract Owner if living, otherwise to the beneficiary(ies).